Capital - Disclosure of number and weighted average exercise prices of other equity instruments (Details)		12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 share	Jun. 30, 2026 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares) | share		3,479,983
Warrants
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	18,985,724
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	6,738,324
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	5,891,757
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			6,355,643
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			6,355,643
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	625,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	12,250
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	133,800
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	1,048,442
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	1,300
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	700
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	1,021
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,465
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	3,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	5,725
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	2,400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	224,375
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	103,125
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	150,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	25,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	57,376
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	375,150
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	171,550
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	207,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	147,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Bonus 2020-1 & 2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	17,885
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	61,976
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	681,420
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,230
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	580,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	130,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	125,748
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	454,520
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	612,080
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGAP Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	194,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	416,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	138,960
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	138,960
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	128,061
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	128,061
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,371,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	400,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	971,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	550,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	550,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	163,293
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	163,293
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA New members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,403,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	543,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			860,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			860,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	750,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	300,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			450,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			450,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA New members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	68,744
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	68,744
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			150,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			150,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	370,560
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	101,160
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			269,400
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			269,400
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,162,900
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	339,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			823,400
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			823,400
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Management 2024-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	975,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	450,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			525,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			525,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	200,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			200,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA 2025-01
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	220,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	61,100
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			159,400
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			159,400
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA 2025-02
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	432,162
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	13,167
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			418,995
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			418,995
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Management 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	18,750
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			18,750
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			18,750
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Employees 2025-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,296,438
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	39,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			1,256,938
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			1,256,938
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
AGA Perf Management 2025-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,065,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			1,065,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			1,065,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	102,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 0
Stock Options 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	100,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	100,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.18
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	200,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	12,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	225,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	75,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	70,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	14,200
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 11.00
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	40,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	31,740
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			8,260
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			8,260
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.31
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	12,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			38,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			38,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 2.26
BSA 2025-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	80,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			50,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			50,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares			€ 1.62